Annual Total Returns [BarChart] - LVIP Delaware High Yield Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.38%
2012	17.82%
2013	9.22%
2014	(0.29%)
2015	(6.60%)
2016	13.16%
2017	7.49%
2018	(4.47%)
2019	16.43%
2020	7.24%